American Century Investments®
Quarterly Portfolio Holdings
American Century® Diversified Municipal Bond ETF (TAXF)
November 30, 2022

American Century Diversified Municipal Bond ETF - Schedule of Investments
NOVEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 98.4%
Alabama — 1.0%
Black Belt Energy Gas District Rev., VRN, 4.00%, 12/1/48 (GA: Goldman Sachs Group, Inc.)	535,000	535,850
Black Belt Energy Gas District Rev., VRN, 4.00%, 7/1/52 (LIQ FAC: Royal Bank of Canada)	415,000	416,773
Black Belt Energy Gas District Rev., VRN, 2.25%, (MUNIPSA plus 0.35%), 10/1/52 (GA: Goldman Sachs Group, Inc.)	500,000	471,289
Black Belt Energy Gas District Rev., VRN, 5.00%, 5/1/53 (GA: Canadian Imperial Bank)	500,000	521,560
Black Belt Energy Gas District Rev., VRN, 5.50%, 11/1/53 (GA: Goldman Sachs Group, Inc.)	330,000	346,317
Southeast Alabama Gas Supply District Rev., VRN, 4.00%, 4/1/49 (GA: Goldman Sachs Group, Inc.)	455,000	454,510
		2,746,299
Arizona — 3.6%
Arizona Board of Regents Rev., (Arizona State University), 5.00%, 7/1/36	250,000	281,424
Arizona Department of Transportation State Highway Fund Rev., 5.00%, 7/1/29	160,000	165,726
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), 5.00%, 1/1/25	585,000	610,816
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 2.15%, (MUNIPSA plus 0.25%), 1/1/46	155,000	149,678
Arizona Industrial Development Authority Rev., 3.625%, 5/20/33	189,150	182,179
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/51(1)	250,000	227,736
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.00%, 7/1/51(1)	100,000	70,000
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/40(1)	200,000	167,612
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/27 (BAM)	400,000	428,932
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 4.00%, 12/15/41(1)	750,000	614,405
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert Waterworks & Sewer System Rev.), 5.00%, 7/15/27	1,000,000	1,101,109
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/25(1)	325,000	319,212
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/32	155,000	159,089
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/41(1)	620,000	491,851
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/28	75,000	77,365
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 3.00%, 7/1/31(1)	500,000	433,767
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/39(1)	200,000	193,212
Pima County Sewer System Rev., 5.00%, 7/1/30	600,000	668,491
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/30	910,000	1,009,983
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/35	250,000	273,141
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/38	755,000	815,286
Salt Verde Financial Corp. Rev., 5.00%, 12/1/37 (GA: Citigroup Global Markets)	175,000	181,127
Scottsdale GO, 4.00%, 7/1/31	500,000	541,520
State of Arizona COP, 5.00%, 9/1/25	240,000	254,596
State of Arizona COP, 5.00%, 9/1/25(2)	580,000	614,956
		10,033,213
California — 10.5%
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/30 (BAM)	535,000	595,440
Bay Area Toll Authority Rev., 4.00%, 4/1/29	275,000	289,987
Bay Area Toll Authority Rev., VRN, 2.35%, (MUNIPSA plus 0.45%), 4/1/56	250,000	246,967
California Community Choice Financing Authority Rev., VRN, 2.35%, (MUNIPSA plus 0.45%), 2/1/52 (GA: Morgan Stanley)	1,755,000	1,558,793
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/30	500,000	511,152
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(3)	100,000	18,660
California Enterprise Development Authority Rev., (Provident Group-SDSU Properties LLC), 5.00%, 8/1/50	100,000	99,350
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/48	850,000	869,570
California Housing Finance Rev., 4.00%, 3/20/33	381,522	370,522
California Housing Finance Rev., 4.25%, 1/15/35	475,725	462,141

California Infrastructure & Economic Development Bank Rev., (California Academy of Sciences), VRN, 2.25%, (MUNIPSA plus 0.35%), 8/1/47	250,000	246,328
California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRN, 2.60%, (MUNIPSA plus 0.70%), 12/1/50	1,000,000	963,998
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AGM)	165,000	174,323
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/29(1)	50,000	51,938
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/30(1)	110,000	114,624
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/36(1)	175,000	176,491
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/37	475,000	485,817
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 2.375%, 11/15/28(1)	265,000	244,246
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/25(1)	260,000	262,041
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/26(1)	405,000	407,818
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/34	185,000	189,536
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/24	250,000	254,729
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/38(1)	240,000	243,309
California Statewide Communities Development Authority Special Assessment, (San Diego Assessment District No. 18-01), 5.00%, 9/2/29	250,000	271,132
California Statewide Communities Development Authority Special Tax, (Community Facilities District No. 2015), 4.00%, 9/1/40	245,000	224,489
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/46(1)	500,000	419,405
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(1)	350,000	235,516
CSCDA Community Improvement Authority Rev., (Escondido Portfolio), 4.00%, 12/1/59(1)	750,000	464,458
CSCDA Community Improvement Authority Rev., (Oceanaire Apartments), 4.00%, 9/1/56(1)	300,000	228,691
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 6/1/57(1)	290,000	193,626
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/38	700,000	820,169
Eastern Municipal Water District Rev., VRN, 2.00%, (MUNIPSA plus 0.10%), 7/1/46	750,000	744,464
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/39	500,000	516,065
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 3.00%, 9/1/25	155,000	149,758
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/33	250,000	249,506
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/25, Prerefunded at 100% of Par(2)	1,000,000	1,061,882
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/66(3)	500,000	53,831
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(1)	1,070,000	937,350
Independent Cities Finance Authority Rev., (Compton Sales Tax Rev.), 4.00%, 6/1/31 (AGM)(1)	215,000	222,241
Irvine Special Assessment, (Irvine Reassessment District No. 15-1), 5.00%, 9/2/25	700,000	740,319
Los Angeles Department of Airports Rev., 5.00%, 5/15/45	500,000	544,924
Los Angeles Department of Airports Rev., 5.00%, 5/15/47	905,000	923,117
Metropolitan Water District of Southern California Rev., VRN, 2.04%, (MUNIPSA plus 0.14%), 7/1/37	200,000	198,414
Morongo Band of Mission Indians Rev., 5.00%, 10/1/42(1)	100,000	100,299
Mountain View Los Altos Union High School District GO, 4.00%, 8/1/35	1,000,000	1,082,212
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/27	1,020,000	1,099,831
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2015-1), 5.25%, 8/15/45	415,000	422,285
Orange County Transportation Authority Rev., 4.00%, 10/15/24	1,715,000	1,760,357
Palomar Health GO, 5.00%, 8/1/27	545,000	580,791
Peralta Community College District GO, 5.00%, 8/1/25	550,000	582,939
Poway Unified School District Special Tax, (Poway Unified School District Community Facilities District No. 16), 4.00%, 9/1/31	315,000	313,954
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/24	1,000,000	1,025,020
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/38	400,000	418,265
Santa Paula Special Tax, (Santa Paula Harvest Community Facilities District No. 1), 5.00%, 9/1/35	600,000	632,694
Southern California Public Power Authority Rev., 5.00%, 11/1/33 (GA: Goldman Sachs Group, Inc.)	630,000	673,796
State of California GO, 5.00%, 10/1/23	725,000	740,742
State of California GO, 5.00%, 8/1/34	245,000	263,212
State of California GO, 5.00%, 4/1/35	1,045,000	1,160,802

State of California GO, 5.00%, 9/1/42	290,000	311,402
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/39	280,000	289,257
		29,494,995
Colorado — 4.1%
Adams & Weld Counties School District No. 27J Brighton GO, 5.00%, 12/1/23	1,000,000	1,024,399
Board of Governors of Colorado State University System Rev., 4.00%, 3/1/44	1,220,000	1,205,549
Brighton Crossing Metropolitan District No. 6 GO, 5.00%, 12/1/40	515,000	466,147
City & County of Denver Airport System Rev., 5.50%, 11/15/42	750,000	815,946
City & County of Denver Airport System Rev., 5.75%, 11/15/45	750,000	830,902
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/48	100,000	105,395
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.50%, 11/1/47	200,000	213,892
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/40	500,000	436,783
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/23	100,000	100,199
Colorado Health Facilities Authority Rev., (Intermountain Healthcare Obligated Group), VRN, 5.00%, 5/15/62	1,500,000	1,601,476
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 4.00%, 11/1/39	380,000	365,835
Colorado Health Facilities Authority Rev., (Sisters of Charity of Leavenworth Health System, Inc. Obligated Group), 4.00%, 1/1/38	210,000	212,056
Crystal Valley Metropolitan District No. 2 GO, 4.00%, 12/1/44 (AGM)	500,000	483,010
Denver City & County School District No. 1 GO, 5.00%, 12/1/24	1,500,000	1,570,566
Denver Urban Renewal Authority Tax Allocation, (9th & Colorado Urban Redevelopment Area), 5.25%, 12/1/39(1)	100,000	100,644
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/30	250,000	267,057
Regional Transportation District Rev., (Denver Transit Partners LLC), 4.00%, 7/15/34	500,000	482,235
State of Colorado COP, 6.00%, 12/15/38	230,000	275,497
State of Colorado COP, 6.00%, 12/15/40	385,000	459,372
Village Metropolitan District GO, 5.00%, 12/1/49	500,000	459,138
		11,476,098
Connecticut — 2.4%
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 3.25%, 1/1/27(1)	450,000	440,217
Connecticut State Health & Educational Facilities Authority Rev., (Trinity Health Corp. Obligated Group), 5.00%, 12/1/45	1,000,000	1,013,120
State of Connecticut GO, 5.00%, 11/15/31	365,000	387,025
State of Connecticut GO, 5.00%, 6/15/34	680,000	699,803
State of Connecticut GO, 4.00%, 1/15/35	1,000,000	1,032,877
State of Connecticut GO, 4.00%, 6/1/36	1,000,000	1,026,011
State of Connecticut Special Tax Rev., 5.00%, 5/1/29	1,145,000	1,293,081
Town of Greenwich GO, 5.00%, 1/15/26	725,000	778,433
		6,670,567
Delaware — 0.3%
Delaware Transportation Authority Rev., 5.00%, 7/1/24	750,000	778,494
District of Columbia — 1.9%
District of Columbia GO, 5.00%, 2/1/41	520,000	573,683
District of Columbia Rev., (District of Columbia Income Tax Rev.), 5.00%, 10/1/26	660,000	717,402
District of Columbia Rev., (District of Columbia Income Tax Rev.), 5.00%, 7/1/47	750,000	824,958
District of Columbia Rev., (Plenary Infrastructure LLC), 5.00%, 2/28/25	1,000,000	1,030,134
District of Columbia Water & Sewer Authority Rev., 5.00%, 10/1/39	1,535,000	1,612,955
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/38	270,000	255,688
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/28	390,000	436,853
		5,451,673
Florida — 7.1%
Broward County Port Facilities Rev., 5.00%, 9/1/40	1,000,000	1,057,625
Broward County Water & Sewer Utility Rev., 5.00%, 10/1/40	925,000	1,001,579
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/47	880,000	853,212
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/28	300,000	306,673
Central Florida Expressway Authority Rev., 5.00%, 7/1/28 (AGM)	750,000	832,167
Duval County Public Schools COP, 5.00%, 7/1/35 (AGM)(4)	295,000	326,933

Florida Development Finance Corp. Rev., 3.00%, 7/1/31(1)	260,000	231,628
Florida Development Finance Corp. Rev., 5.00%, 6/15/35	250,000	255,653
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 3.00%, 6/1/23	115,000	113,762
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 4.00%, 6/1/24	105,000	102,957
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 4.00%, 6/1/25	110,000	106,149
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 4.00%, 6/1/26	110,000	104,580
Florida Development Finance Corp. Rev., (Mater Academy Miami-Dade Osceola County Facilities Obligated Group), 5.00%, 6/15/47	800,000	800,360
Fort Pierce Utilities Authority Rev., 5.00%, 10/1/29 (AGM)	1,050,000	1,171,273
Greater Orlando Aviation Authority Rev., 5.00%, 10/1/33	180,000	188,283
Hillsborough County Aviation Authority Rev., 5.00%, 10/1/27	375,000	400,633
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/39(1)	550,000	517,455
Miami-Dade County Aviation Rev., 5.00%, 10/1/38	500,000	508,134
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/35	175,000	178,242
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/44	1,000,000	975,024
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/44	1,390,000	1,464,649
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/30	800,000	873,177
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	105,000	106,542
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	375,000	364,523
Pompano Beach Rev., (John Knox Village of Florida, Inc. Obligated Group), 1.45%, 1/1/27	750,000	657,370
Seminole County Industrial Development Authority Rev., (CCRC Development Corp. Obligated Group), 4.25%, 11/15/26	650,000	600,353
South Florida Water Management District COP, 5.00%, 10/1/36	560,000	588,800
State of Florida GO, 5.00%, 6/1/23	1,700,000	1,721,766
State of Florida Department of Transportation Turnpike System Rev., 5.00%, 7/1/23	600,000	608,813
Tampa Water & Wastewater System Rev., 5.00%, 10/1/41	1,000,000	1,126,242
Village Community Development District No. 14 Special Assessment, 5.50%, 5/1/53	1,000,000	1,008,421
Wildwood Utility Dependent District Rev., 5.00%, 10/1/41 (BAM)	900,000	969,645
		20,122,623
Georgia — 3.7%
Atlanta Airport Passenger Facility Charge Rev., 4.00%, 7/1/40	1,000,000	957,242
Atlanta Water & Wastewater Rev., 4.00%, 11/1/37	1,345,000	1,365,806
Cobb County Kennestone Hospital Authority Rev., (WellStar Health System Obligated Group), 4.00%, 4/1/52	1,000,000	907,901
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 3.625%, 1/1/31(1)	475,000	420,787
Georgia Ports Authority Rev., 5.25%, 7/1/52	500,000	556,666
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 3/1/50 (GA: Citigroup Global Markets)	500,000	494,072
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 5/1/52 (GA: Citigroup Global Markets)	1,200,000	1,173,360
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/52 (GA: Citigroup, Inc.)	1,190,000	1,228,238
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/44	575,000	547,959
State of Georgia GO, 5.00%, 8/1/23	1,000,000	1,017,092
State of Georgia GO, 5.00%, 7/1/29	1,465,000	1,672,938
		10,342,061
Hawaii — 0.7%
City & County Honolulu Wastewater System Rev., 4.00%, 7/1/32	250,000	256,266
City & County of Honolulu GO, 5.00%, 3/1/29	675,000	762,363
City & County of Honolulu GO, 5.25%, 7/1/44	760,000	856,240
		1,874,869
Idaho — 0.1%
Idaho Health Facilities Authority Rev., (State Luke's Health System Ltd. Obligated Group), 4.00%, 3/1/46	365,000	333,012
Illinois — 5.8%
Chicago GO, 5.00%, 1/1/26	275,000	279,798
Chicago GO, 5.50%, 1/1/49	100,000	101,438
Chicago Board of Education GO, 5.00%, 12/1/34	280,000	278,702
Chicago Board of Education GO, 5.00%, 12/1/42	60,000	57,345

Chicago O'Hare International Airport Rev., 5.00%, 1/1/26	1,000,000	1,041,755
Chicago Wastewater Transmission Rev., 5.50%, 1/1/30 (AGM-CR)(NATL-RE)	135,000	149,290
Cook County Sales Tax Rev., 5.25%, 11/15/45	725,000	777,264
Illinois Finance Authority Rev., (Plymouth Place Obligated Group), 4.75%, 11/15/27	500,000	502,056
Illinois Finance Authority Rev., (Presbyterian Homes Obligated Group), VRN, 2.60%, (MUNIPSA plus 0.70%), 5/1/42	250,000	242,681
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 4.00%, 1/1/33	1,000,000	1,051,398
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/33	1,175,000	1,306,524
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	465,000	524,073
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/37	400,000	414,611
Illinois State Toll Highway Authority Rev., 4.00%, 1/1/42	1,000,000	985,380
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/46	1,150,000	1,219,008
Joliet Waterworks & Sewerage Rev., 5.00%, 1/1/24	345,000	350,502
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/31 (AGM)	200,000	211,161
Metropolitan Water Reclamation District of Greater Chicago GO, 5.00%, 12/1/28	605,000	651,821
Northern Illinois University Rev., 5.00%, 10/1/28 (BAM)	325,000	350,041
Peoria City School District No. 150 GO, 4.00%, 1/1/26 (AGM)	840,000	862,630
State of Illinois GO, 5.00%, 10/1/25	175,000	180,481
State of Illinois GO, 5.00%, 11/1/29	280,000	291,917
State of Illinois GO, 5.00%, 10/1/30	625,000	655,658
State of Illinois GO, 5.00%, 10/1/33	200,000	208,085
State of Illinois GO, 5.00%, 2/1/39	750,000	752,810
State of Illinois GO, 5.50%, 5/1/39	220,000	232,228
State of Illinois GO, 5.50%, 10/1/39	1,000,000	1,069,988
State of Illinois GO, 5.50%, 3/1/42	1,250,000	1,318,033
State of Illinois GO, 5.75%, 5/1/45	225,000	237,243
		16,303,921
Indiana — 0.2%
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.00%, 2/1/26	500,000	528,754
Iowa — 1.0%
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/44	500,000	549,309
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/48	400,000	340,742
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), VRN, 3.21%, (SOFR plus 0.55%), 5/15/56	500,000	469,821
Iowa Tobacco Settlement Authority Rev., 4.00%, 6/1/39	850,000	773,842
Iowa Tobacco Settlement Authority Rev., 4.00%, 6/1/49	645,000	641,450
		2,775,164
Kansas — 0.3%
Kansas Development Finance Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/54	700,000	776,456
Prairie Village Tax Allocation, (Prairie Village Meadowbrook Redevelopment District), 3.125%, 4/1/36	130,000	102,995
		879,451
Kentucky — 1.5%
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/30	370,000	398,243
Kentucky Bond Development Corp. Rev., 5.00%, 9/1/38	250,000	266,936
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.25%, 6/1/41	100,000	101,871
Kentucky Public Energy Authority Rev., VRN, 4.00%, 4/1/48 (GA: Morgan Stanley)	300,000	299,810
Kentucky Public Energy Authority Rev., VRN, 4.00%, 1/1/49 (GA: BP Corp. North America, Inc.)	440,000	438,855
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	250,000	248,531
Kentucky Public Energy Authority Rev., VRN, 3.75%, (SOFR plus 0.12%), 8/1/52 (GA: Morgan Stanley)	1,000,000	918,346
Kentucky State Property & Building Commission Rev., (Kentucky Finance and Administration Cabinet), 4.00%, 11/1/38	500,000	502,546
Kentucky State University COP, 4.00%, 11/1/41 (BAM)	250,000	246,094
Kentucky State University COP, 4.00%, 11/1/46 (BAM)	750,000	712,611
		4,133,843
Louisiana — 0.3%
East Baton Rouge Sewerage Commission Rev., 5.00%, 2/1/25, Prerefunded at 100% of Par(2)	520,000	544,479
Louisiana Stadium & Exposition District Rev., 5.00%, 7/3/23	100,000	100,165

New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/48 (AGM)	250,000	259,893
		904,537
Maryland — 2.4%
Baltimore Rev., 5.00%, 6/1/51	400,000	376,915
Baltimore Rev., (East Baltimore Research Park Development District), 4.00%, 9/1/27	200,000	195,950
Baltimore County COP, 5.00%, 3/1/28	375,000	415,641
Brunswick Special Tax, 5.00%, 7/1/36	100,000	100,624
Gaithersburg Rev., (Asbury Maryland Obligated Group), 5.125%, 1/1/42	400,000	397,815
Maryland Economic Development Corp. Tax Allocation, (City of Baltimore Port Covington Development District), 4.00%, 9/1/50	1,000,000	792,516
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 4.00%, 1/1/51	500,000	427,227
Maryland Stadium Authority Built to Learn Rev., 5.00%, 6/1/25	500,000	526,218
State of Maryland GO, 4.00%, 8/1/23	1,250,000	1,262,858
State of Maryland GO, 5.00%, 8/1/27	320,000	353,528
State of Maryland GO, 5.00%, 6/1/31	1,640,000	1,929,648
		6,778,940
Massachusetts — 3.0%
Commonwealth of Massachusetts Transportation Fund Rev., 5.00%, 6/1/43	1,190,000	1,312,599
Commonwealth of Massachusetts Transportation Fund Rev., 5.00%, 6/1/51	1,000,000	1,075,657
Massachusetts GO, 5.00%, 5/1/25	345,000	364,586
Massachusetts GO, 5.00%, 10/1/37	1,000,000	1,147,781
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles Inc Obligated Group), 5.00%, 10/1/37(1)	150,000	154,858
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 4.00%, 10/1/32(1)	100,000	98,477
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/44	890,000	891,353
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 4.00%, 10/1/45 (AGM)	375,000	342,859
Massachusetts Port Authority Rev., 5.00%, 7/1/41	800,000	847,268
Massachusetts School Building Authority Rev., 5.00%, 8/15/45	730,000	793,082
Massachusetts State College Building Authority Rev., 5.00%, 5/1/31	500,000	577,078
Massachusetts State College Building Authority Rev., 5.00%, 5/1/32	250,000	291,582
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/32	460,000	513,509
		8,410,689
Michigan — 1.5%
Detroit GO, 5.00%, 4/1/25	50,000	51,372
Detroit GO, 5.00%, 4/1/36	550,000	562,961
Detroit GO, 5.00%, 4/1/37	250,000	254,541
Detroit Downtown Development Authority Tax Allocation, (Development Area No. 1), 5.00%, 7/1/23 (AGM)	350,000	354,430
Michigan Finance Authority Rev., (BHSH System Obligated Group), 5.00%, 4/15/27	1,335,000	1,448,267
Michigan Finance Authority Rev., (BHSH System Obligated Group), 4.00%, 4/15/42	395,000	371,129
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 5.00%, 6/1/32	500,000	524,850
Michigan Finance Authority Rev., (Thomas M Cooley Law School), 6.75%, 7/1/24, Prerefunded at 100% of Par(1)(2)	100,000	105,360
Michigan Finance Authority Rev., (Thomas M Cooley Law School), 6.75%, 7/1/44(1)	100,000	100,273
Michigan State Hospital Finance Authority Rev., (Trinity Health Corp. Obligated Group), 5.00%, 12/1/24	355,000	370,430
		4,143,613
Minnesota — 0.5%
State of Minnesota GO, 5.00%, 9/1/23	1,350,000	1,375,051
Mississippi — 0.2%
State of Mississippi GO, 5.00%, 9/1/26	500,000	541,700
Missouri — 0.9%
Health & Educational Facilities Authority of the State of Missouri Rev., (SSM Health Care Obligated Group), 5.00%, 6/1/27	200,000	215,682
Health & Educational Facilities Authority of the State of Missouri Rev., (SSM Health Care Obligated Group), 5.00%, 6/1/28	150,000	163,906
Kansas City GO, 5.00%, 2/1/24	625,000	642,036
Kansas City Industrial Development Authority Rev., 5.00%, 3/1/44	1,000,000	1,020,351

Kansas City Industrial Development Authority Rev., (Kansas City), 5.00%, 3/1/37	600,000	625,338
		2,667,313
Nebraska — 0.6%
Central Plains Energy Project Rev., VRN, 4.00%, 12/1/49 (LIQ FAC: Royal Bank of Canada)	600,000	602,378
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/53 (GA: Goldman Sachs & Company)	1,000,000	1,025,779
Omaha Public Power District Rev., 5.00%, 2/1/23	200,000	200,835
		1,828,992
Nevada — 1.6%
Las Vegas Special Improvement District No. 815 Special Assessment, 4.00%, 12/1/31	250,000	235,160
Las Vegas Special Improvement District No. 815 Special Assessment, 5.00%, 12/1/49	200,000	190,335
Las Vegas Special Improvement District No. 816 Special Assessment, 2.00%, 6/1/23	150,000	148,365
Las Vegas Valley Water District GO, 5.00%, 6/1/38	1,340,000	1,411,548
Sparks Rev., 2.50%, 6/15/24(1)	60,000	58,035
State of Nevada GO, 5.00%, 8/1/30	1,530,000	1,733,465
State of Nevada Highway Improvement Rev., 5.00%, 12/1/28	255,000	273,225
State of Nevada Highway Improvement Rev., 4.00%, 12/1/33	375,000	388,828
Tahoe-Douglas Visitors Authority Rev., 4.00%, 7/1/25	200,000	200,174
		4,639,135
New Hampshire — 0.6%
New Hampshire Business Finance Authority Rev., (Springpoint Senior Living Obligated Group), 4.00%, 1/1/27	500,000	489,666
New Hampshire Business Finance Authority Rev., (Waste Management, Inc.), VRN, 2.28%, (MUNIPSA plus 0.37%), 10/1/33 (GA: Waste Management Holdings)	1,000,000	959,961
New Hampshire Business Finance Authority Rev., 4.125%, 1/20/34	287,769	277,600
		1,727,227
New Jersey — 3.6%
New Jersey Economic Development Authority Rev., 5.50%, 12/15/26, Prerefunded at 100% of Par(2)	260,000	288,985
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 5.00%, 11/1/37	500,000	531,617
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.50%, 9/1/24 (Ambac)	1,000,000	1,043,272
New Jersey Educational Facilities Authority Rev., (Trustees of Princeton University), 5.00%, 3/1/32	625,000	741,598
New Jersey Transportation Trust Fund Authority Rev., 5.50%, 12/15/22	430,000	430,468
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/27	715,000	755,779
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/28	455,000	495,744
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/28	375,000	411,157
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/32	400,000	431,311
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/33	260,000	279,013
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/35(4)	1,000,000	1,085,866
New Jersey Transportation Trust Fund Authority Rev., 4.00%, 6/15/38	620,000	599,048
New Jersey Turnpike Authority Rev., 5.00%, 1/1/48	150,000	158,385
Newark Board of Education GO, 5.00%, 7/15/33 (BAM)	900,000	1,004,741
State of New Jersey GO, 4.00%, 6/1/31	690,000	731,328
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/46	280,000	270,979
Tobacco Settlement Financing Corp. Rev., 5.25%, 6/1/46	750,000	755,690
		10,014,981
New Mexico — 0.6%
New Mexico Finance Authority Rev., (New Mexico Finance Authority Public Project Revolving Fund), 5.00%, 6/1/24	1,000,000	1,035,948
New Mexico Hospital Equipment Loan Council Rev., (Haverland Carter Lifestyle Obligated Group), 2.25%, 7/1/23	100,000	98,970
New Mexico Municipal Energy Acquisition Authority Rev., VRN, 5.00%, 11/1/39 (LIQ FAC: Royal Bank of Canada)	500,000	512,625
		1,647,543
New York — 10.6%
Metropolitan Transportation Authority Rev., 5.00%, 2/1/23	350,000	350,996
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	110,000	112,216
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	560,000	571,281
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	750,000	777,975
Metropolitan Transportation Authority Rev., 5.00%, 11/15/38	255,000	259,095

Metropolitan Transportation Authority Rev., VRN, 3.35%, (SOFR plus 0.80%), 11/1/32 (AGM)	250,000	238,685
Nassau County Interim Finance Authority Rev., 4.00%, 11/15/35	500,000	536,161
New York City GO, 5.00%, 8/1/27	320,000	351,461
New York City GO, 5.25%, 5/1/41	150,000	167,670
New York City GO, 5.00%, 4/1/43	500,000	525,653
New York City GO, 4.00%, 8/1/44	1,000,000	969,058
New York City GO, 4.00%, 9/1/46	250,000	239,539
New York City Municipal Water Finance Authority Rev., 5.00%, 6/15/25	750,000	768,440
New York City Municipal Water Finance Authority Rev., 5.00%, 6/15/39	815,000	844,171
New York City Municipal Water Finance Authority Rev., 5.00%, 6/15/49	390,000	414,927
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/29	1,100,000	1,219,166
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/26	1,000,000	1,087,907
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 2/1/36	200,000	225,414
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/40	1,000,000	1,120,550
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/42	650,000	632,622
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.50%, 10/1/37 (GA: Goldman Sachs Group, Inc.)	175,000	195,944
New York Power Authority Rev., 5.00%, 11/15/27 (AGM)	1,000,000	1,109,787
New York State Dormitory Authority Rev., 5.00%, 10/1/28 (BAM)	670,000	751,228
New York State Dormitory Authority Rev., (Fordham University), 5.00%, 7/1/25	710,000	746,563
New York State Dormitory Authority Rev., (New York University), 5.00%, 7/1/51	550,000	593,764
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 4.00%, 5/1/45	1,000,000	939,309
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 2/15/37	500,000	504,886
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/40	750,000	743,471
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/26(2)	1,100,000	1,182,196
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/27(2)	815,000	892,226
New York State Environmental Facilities Corp. Rev., (State of New York State Revolving Fund), 5.00%, 6/15/24	500,000	518,337
New York State Environmental Facilities Corp. Rev., (State of New York State Revolving Fund), 5.00%, 6/15/39	850,000	956,833
New York State Thruway Authority Rev., 5.00%, 1/1/29	915,000	952,740
New York State Thruway Authority Rev., 4.00%, 1/1/38	700,000	709,687
New York State Thruway Authority Rev., 4.00%, 1/1/45	945,000	890,457
New York State Thruway Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/44	750,000	721,840
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/38	400,000	436,848
New York Transportation Development Corp. Rev., (American Airlines, Inc.), 3.00%, 8/1/31 (GA: American Airlines Group)	130,000	116,300
New York Transportation Development Corp. Rev., (Empire State Thruway Partners LLC), 4.00%, 10/31/46	500,000	430,183
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/40	200,000	181,081
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/41	640,000	632,839
New York Transportation Development Corp. Rev., (Laguardia Gateway Partners LLC), 4.00%, 7/1/36 (AGM)	685,000	656,656
Town of Oyster Bay GO, 5.00%, 8/1/25 (AGM)	545,000	577,351
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/27	255,000	282,246
Triborough Bridge & Tunnel Authority Rev., (Metropolitan Transportation Authority Payroll Mobility Tax Rev.), VRN, 5.00%, 5/15/50	1,115,000	1,182,817
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/39	1,000,000	1,111,581
Westchester County Local Development Corp. Rev., (Purchase Senior Learning Community Obligated Group), 2.875%, 7/1/26(1)	455,000	438,888
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/39	100,000	92,675
		29,961,720
North Carolina — 2.0%
North Carolina Medical Care Commission Rev., (Forest at Duke, Inc. Obligated Group), 4.00%, 9/1/46	715,000	593,594
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 2.875%, 10/1/26	50,000	47,034
North Carolina Turnpike Authority Rev., 5.00%, 2/1/24	1,000,000	1,023,662
State of North Carolina Rev., 5.00%, 3/1/34	345,000	383,354
State of North Carolina Rev., (Highway Trust Fund), 5.00%, 5/1/25	315,000	332,806
State of North Carolina Rev., (Highway Trust Fund), 5.00%, 5/1/25	1,000,000	1,056,529

Wake County GO, 5.00%, 3/1/26	340,000	365,557
Wake County GO, 5.00%, 2/1/27	1,000,000	1,094,296
Wake County Rev., 5.00%, 3/1/26	750,000	805,164
		5,701,996
Ohio — 2.4%
Allen County Hospital Facilities Rev., (Bon Secours Mercy Health, Inc.), 4.00%, 8/1/47	1,000,000	921,105
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/48	300,000	261,389
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/55	1,265,000	1,160,798
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 4.00%, 7/1/40	450,000	441,483
Columbus GO, 5.00%, 4/1/32	500,000	559,095
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/42	360,000	364,746
Northeast Ohio Regional Sewer District Rev., 4.00%, 11/15/37	170,000	172,758
Ohio Higher Educational Facility Commission Rev., (Cleveland Institute of Art), 5.50%, 12/1/53	100,000	95,155
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 12/1/42(4)	1,250,000	1,408,933
State of Ohio GO, 5.00%, 5/1/40	660,000	731,076
State of Ohio Rev., (University Hospitals Health System, Inc. Obligated Group), 4.00%, 1/15/39	700,000	659,056
		6,775,594
Oklahoma — 0.3%
Oklahoma Capitol Improvement Authority Rev., (Oklahoma Department of Transportation), 4.00%, 7/1/38	850,000	862,603
Oregon — 0.7%
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.125%, 11/15/40	250,000	229,753
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/47	100,000	93,126
Oregon Health & Science University Rev., (Obligated Group), 4.00%, 7/1/41	200,000	197,646
State of Oregon GO, 5.00%, 5/1/26	505,000	543,889
State of Oregon GO, 4.00%, 8/1/31	1,000,000	1,029,760
		2,094,174
Pennsylvania — 2.9%
Berks County Municipal Authority Rev., (Tower Health Obligated Group), 5.00%, 2/1/28	150,000	132,691
Berks County Municipal Authority Rev., (Tower Health Obligated Group), 5.00%, 11/1/40	300,000	213,985
Commonwealth Financing Authority Rev., 5.00%, 6/1/24	1,625,000	1,673,975
Commonwealth Financing Authority Rev., 5.00%, 6/1/25	290,000	303,848
Delaware County Authority Rev., (Villanova University), 5.00%, 8/1/31	1,200,000	1,253,589
Pennsylvania GO, 5.00%, 1/1/24	690,000	708,408
Pennsylvania GO, 5.00%, 10/1/24	1,000,000	1,044,214
Pennsylvania GO, 5.00%, 7/15/29	845,000	955,683
Pennsylvania State Public School Building Authority Rev., (School District of Philadelphia), 5.00%, 6/1/29 (AGM)	290,000	321,031
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/39	340,000	347,408
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/44(4)	750,000	816,953
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/46	300,000	306,771
		8,078,556
South Carolina — 0.2%
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.25%, 11/1/40	100,000	83,902
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/37	325,000	376,343
Richland County Special Assessment, (Richland County Village at Sandhill Improvement District), 3.75%, 11/1/36(1)	270,000	208,918
		669,163
Tennessee — 0.6%
Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment, Capital Appreciation, (South Nashville Central Business Improvement District), 0.00%, 6/1/43(1)(3)	4,000,000	1,224,359
Metropolitan Government of Nashville & Davidson County Water & Sewer Rev., 4.00%, 7/1/46	225,000	218,040
Metropolitan Nashville Airport Authority Rev., 5.50%, 7/1/52(4)	100,000	106,695
Nashville Metropolitan Development & Housing Agency Tax Allocation, 5.125%, 6/1/36(1)	225,000	227,198
		1,776,292
Texas — 9.5%
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/32 (PSF-GTD)	425,000	435,820

Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation Inc), 5.00%, 8/15/29 (PSF-GTD)	400,000	449,064
Austin Airport System Rev., 5.00%, 11/15/41	1,000,000	1,046,061
Bexar County GO, 4.00%, 6/15/25, Prerefunded at 100% of Par(2)	950,000	981,935
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/23, Prerefunded at 100% of Par(2)	600,000	601,239
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/27	775,000	818,753
Central Texas Regional Mobility Authority Rev., 4.00%, 1/1/51	1,000,000	913,337
Central Texas Turnpike System Rev., 5.00%, 8/15/42	1,250,000	1,264,976
Clear Creek Independent School District GO, 5.00%, 2/15/26 (PSF-GTD)	750,000	803,991
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/38 (PSF-GTD)	520,000	545,595
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/42 (PSF-GTD)	465,000	465,463
Clifton Higher Education Finance Corp. Rev., (International American Education Federation, Inc.), 6.125%, 8/15/48	50,000	50,870
Dallas Area Rapid Transit Rev., 5.00%, 12/1/34	290,000	326,082
El Paso Water & Sewer Rev., 4.00%, 3/1/40	1,000,000	1,005,527
Fort Bend Independent School District GO, 4.00%, 8/15/35 (PSF-GTD)	1,000,000	1,047,404
Frisco Independent School District GO, 5.00%, 2/15/26 (PSF-GTD)	780,000	836,399
Frisco Independent School District GO, 5.00%, 8/15/32 (PSF-GTD)	1,000,000	1,120,596
Houston GO, 5.00%, 3/1/29	340,000	381,721
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 4.00%, 10/1/51	200,000	163,326
Katy Independent School District GO, 5.00%, 2/15/28 (PSF-GTD)	350,000	387,287
Metropolitan Transit Authority of Harris County Rev., 5.00%, 11/1/26	1,755,000	1,901,114
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27(2)	240,000	260,806
North Texas Tollway Authority Rev., 4.00%, 1/1/35	595,000	598,863
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/26	585,000	598,965
Permanent University Fund - University of Texas System Rev., 5.00%, 7/1/27	500,000	550,846
San Antonio Water System Rev., 4.00%, 5/15/34	275,000	285,336
State of Texas GO, 5.00%, 8/1/40	815,000	848,221
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Baylor Scott & White Health Obligated Group), VRN, 5.00%, 11/15/52	160,000	169,104
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Methodist Hospitals of Dallas Obligated Group), 4.00%, 10/1/42	665,000	636,881
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Methodist Hospitals of Dallas Obligated Group), 4.00%, 10/1/47	250,000	236,845
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Texas Health Resources Obligated Group), 5.00%, 2/15/24	945,000	970,335
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/26 (GA: Macquarie Group Ltd.)	250,000	257,404
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 6/30/38	1,300,000	1,201,552
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/25	850,000	906,267
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/43	1,360,000	1,366,819
Texas Water Development Board Rev., (Texas Water Development Board State Revolving Fund), 5.00%, 8/1/41	1,000,000	1,120,078
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/32	1,000,000	1,180,294
		26,735,176
Utah — 1.7%
Intermountain Power Agency Rev., 5.00%, 7/1/27	500,000	549,033
State of Utah GO, 5.00%, 7/1/26	415,000	448,963
State of Utah GO, 5.00%, 7/1/28	585,000	656,789
UIPA Crossroads Public Infrastructure District Tax Allocation, (AJL Project Area), 4.375%, 6/1/52(1)	750,000	614,391
University of Utah Rev., 5.00%, 8/1/46	855,000	940,838
Utah State University Rev., 4.00%, 12/1/42 (AGM)	1,215,000	1,175,840
Vineyard Redevelopment Agency Tax Allocation, (Geneva Urban Renewal Project Area), 4.00%, 5/1/40 (AGM)	160,000	160,620
Vineyard Redevelopment Agency Tax Allocation, (Geneva Urban Renewal Project Area), 4.00%, 5/1/41 (AGM)	175,000	175,287
		4,721,761
Virginia — 1.1%
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 5.00%, 5/15/27	330,000	361,239
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 4.00%, 5/15/42	670,000	666,471

Fairfax County Sewer Rev., 5.00%, 7/15/46	1,000,000	1,114,055
Lynchburg Economic Development Authority Rev., (Centra Health Obligated Group), 4.00%, 1/1/37	825,000	793,265
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/45(1)	200,000	180,423
		3,115,453
Washington — 4.8%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/37	500,000	567,882
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/39	525,000	579,137
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/40	1,955,000	2,169,119
King County School District No. 411 Issaquah GO, 4.00%, 12/1/33 (SCH BD GTY)	680,000	713,464
Port of Seattle Rev., 5.00%, 4/1/36	1,365,000	1,431,682
Port of Seattle Rev., 5.50%, 8/1/47	1,000,000	1,076,933
Seattle Municipal Light & Power Rev., 5.00%, 7/1/42	1,125,000	1,251,711
Seattle Municipal Light & Power Rev., 5.00%, 7/1/52	1,000,000	1,089,250
Seattle Municipal Light & Power Rev., VRN, 2.15%, (MUNIPSA plus 0.25%), 5/1/45	200,000	195,398
State of Washington GO, 5.00%, 2/1/29	420,000	466,673
State of Washington GO, 5.00%, 8/1/39	300,000	313,163
State of Washington GO, 5.00%, 6/1/41	750,000	822,452
State of Washington GO, 5.00%, 2/1/42	625,000	659,384
State of Washington GO, 5.00%, 6/1/45	1,000,000	1,094,074
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	300,000	312,453
Washington Health Care Facilities Authority Rev., (Providence State Joseph Health Obligated Group), 5.00%, 10/1/33	650,000	653,155
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 3.00%, 7/1/27(1)	300,000	263,198
		13,659,128
Wisconsin — 1.6%
Public Finance Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/41	100,000	98,672
Public Finance Authority Rev., (Appalachian Regional Healthcare System Obligated Group), 5.00%, 7/1/41	250,000	256,293
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.125%, 6/1/48(1)	75,000	68,489
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/39 (AGM)	150,000	140,693
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/44 (AGM)	600,000	610,492
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/31 (AGM)	75,000	79,806
Public Finance Authority Rev., (Duke Energy Progress LLC), VRN, 3.30%, 10/1/46	540,000	540,197
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/52(1)	250,000	181,095
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 4.00%, 7/1/61(1)	225,000	155,157
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 5.25%, 7/1/61(1)	215,000	159,262
Public Finance Authority Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 4.00%, 10/1/41	505,000	425,756
State of Wisconsin GO, 4.00%, 5/1/39	750,000	758,266
Wisconsin Health & Educational Facilities Authority Rev., (Advocate Aurora Health Obligated Group), VRN, 2.08%, (MUNIPSA plus 0.18%), 8/15/54	1,000,000	964,237
		4,438,415
TOTAL MUNICIPAL SECURITIES (Cost $290,239,604)		277,214,789
SHORT-TERM INVESTMENTS — 0.9%
Money Market Funds — 0.9%
Morgan Stanley Institutional Liquidity Funds Tax-Exempt Portfolio, Institutional Class (Cost $2,522,033)	2,522,216	2,522,216
TOTAL INVESTMENT SECURITIES—99.3% (Cost $292,761,637)		279,737,005
OTHER ASSETS AND LIABILITIES — 0.7%		1,991,128
TOTAL NET ASSETS — 100.0%		$281,728,133

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
MUNIPSA	-	SIFMA Municipal Swap Index
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
PSF-GTD	-	Permanent School Fund Guaranteed
SCH BD GTY	-	School Bond Guaranty
SOFR	-	Secured Overnight Financing Rate
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $12,768,960, which represented 4.5% of total net assets.
(2)Escrowed to maturity in U.S. government securities or state and local government securities.
(3)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(4)When–issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$277,214,789	—
Short-Term Investments	$2,522,216	—	—
	$2,522,216	$277,214,789	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.